Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets:
Plan assets at fair value at beginning of year	$ 477
Foreign currency translation adjustments	0	$ 0
Plan assets at fair value at end of year	552	477
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	1
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	825	816
Service cost	27	27	$ 28
Interest cost	23	25	25
Employee contributions	4	7
Benefits paid	(16)	(27)
Effect of curtailment		(6)
Effect of settlement	(10)	(10)
Actuarial (gain) loss	25	36
Foreign currency translation adjustment	58	(43)
Benefit obligation at end of year	936	825	816
Change in plan assets:
Plan assets at fair value at beginning of year	477	473
Actual return on plan assets	40	31
Employer contributions	27	27
Employee contributions	4	7
Benefits paid	(7)	(18)
Effect of settlement	(10)	(10)
Foreign currency translation adjustments	21	(33)
Plan assets at fair value at end of year	552	477	473
Funded status	(384)	(348)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	1
Current liabilities	(9)	(9)
Long-term liabilities	(376)	(339)
Net amount recognized	(384)	(348)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	52	54
Service cost	3	3	5
Interest cost	2	2	2
Benefits paid	(2)	(5)
Effect of curtailment		(1)
Actuarial (gain) loss	3
Foreign currency translation adjustment	7	(1)
Benefit obligation at end of year	65	52	$ 54
Change in plan assets:
Funded status	(65)	(52)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(4)	(3)
Long-term liabilities	(61)	(49)
Net amount recognized	$ (65)	$ (52)